UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21411

Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Floating-Rate Trust

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 142.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.7%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021		962	$971,554
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		311	304,136
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		426	341,074
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		1,808	1,746,395
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		4,200	4,197,238
Term Loan, 3.75%, Maturing June 4, 2021		1,807	1,805,339

			$9,365,736

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		2,350	$2,155,420

			$2,155,420

Automotive — 5.3%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		1,213	$1,214,819
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		2,792	2,804,529
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017		4,861	4,866,242
Term Loan, 3.25%, Maturing December 31, 2018		2,074	2,075,565
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		644	644,304
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		988	993,672
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		3,886	3,850,129
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		5,542	5,575,438
Horizon Global Corporation
Term Loan, 7.00%, Maturing May 11, 2022		475	471,437
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020		907	913,906
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		2,164	2,169,816
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 24, 2022	EUR	800	874,939
Term Loan, 4.50%, Maturing June 24, 2022		1,200	1,206,376
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		738	738,911
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021		627	627,867

			$29,027,950

Beverage and Tobacco — 0.4%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		1,264	$1,224,103
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		1,000	965,000

			$2,189,103

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.3%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	325	$329,875
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	275	275,000
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	800	788,000

		$1,392,875

Building and Development — 2.2%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,253	$1,252,427
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	1,022	1,023,716
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	614	610,992
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	4,489	4,477,178
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	200	201,375
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	922	923,296
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,505	1,510,575
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	978	979,592
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	625	628,125
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	575	576,853

		$12,184,129

Business Equipment and Services — 11.6%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	3,325	$3,333,645
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 15, 2022	600	602,550
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	2,806	2,525,752
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	420	420,212
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	994	961,898
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	813	812,476
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,039	1,036,517
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	415	413,836
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	615	612,773
ClientLogic Corporation
Term Loan, 7.54%, Maturing January 30, 2017	1,567	1,562,785
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	938	938,114
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	275	277,320
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,162	1,047,630
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	266	183,012
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020	458	266,149

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		4,662	$4,660,043
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,408	1,407,241
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		1,687	1,685,006
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		110	109,664
Term Loan, 4.00%, Maturing November 6, 2020		979	975,232
Term Loan, 4.75%, Maturing November 6, 2020	CAD	1,347	1,004,354
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		1,867	1,881,491
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		1,943	1,940,672
Informatica Corporation
Term Loan, Maturing May 29, 2022(2)		3,425	3,431,778
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,179	1,185,013
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,125	1,240,165
Term Loan, Maturing June 10, 2021(2)		475	472,625
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		2,687	2,693,507
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		2,366	2,374,754
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,073	1,106,176
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019(3)		954	729,381
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		527	529,040
Term Loan, 4.50%, Maturing April 2, 2022		673	678,152
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		554	558,798
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019		2,378	2,360,382
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021		1,000	985,000
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		644	643,374
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		1,000	995,000
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		3,407	3,419,574
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 28, 2017		887	888,509
Term Loan, 4.00%, Maturing March 8, 2020		5,622	5,638,182
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		898	902,813
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		1,194	1,199,846
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		45	44,653
Term Loan, 4.25%, Maturing May 14, 2022		255	254,972
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		3,217	3,213,431

			$64,203,497

Cable and Satellite Television — 2.9%
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		1,090	$1,089,656
Charter Communications Operating, LLC
Term Loan, Maturing January 20, 2023(2)		2,075	2,081,856
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021		866	867,441

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mediacom Illinois, LLC
Term Loan, 3.16%, Maturing October 23, 2017		784	$783,623
Term Loan, 3.50%, Maturing June 30, 2021		496	496,744
Numericable Group SA
Term Loan, Maturing July 21, 2022(2)	EUR	700	769,352
Term Loan, Maturing July 27, 2022(2)		375	375,141
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,038	1,042,763
Term Loan, 4.50%, Maturing May 21, 2020		1,200	1,205,316
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		2,629	2,624,079
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,475	2,302,428
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	382	420,326
Term Loan, 3.75%, Maturing January 15, 2022	EUR	593	652,464
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,074	1,180,970

			$15,892,159

Chemicals and Plastics — 7.4%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		274	$274,824
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		142	142,593
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		301	302,246
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,746	3,747,649
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		2,046	2,051,622
Chemours Company Co. (The)
Term Loan, 3.75%, Maturing May 22, 2022		2,525	2,434,522
Colouroz Investment 1, GmbH
Term Loan, 4.50%, Maturing September 7, 2021		148	148,345
Term Loan, 4.50%, Maturing September 7, 2021		894	898,062
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		1,196	1,200,480
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		521	522,365
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		550	548,854
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,228	2,231,980
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		993	992,092
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	424	465,215
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	992	1,086,712
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		4,145	4,147,950
Term Loan, 4.25%, Maturing March 31, 2022		698	700,743
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		296	295,972
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,305	1,312,432
Term Loan, 4.75%, Maturing June 7, 2020		597	600,592
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		1,363	1,373,031
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		955	954,105
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		571	572,114
Term Loan, 5.00%, Maturing July 25, 2021	EUR	968	1,072,195

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		688	$671,416
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	947,500
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		1,146	1,145,697
Royal Holdings, Inc.
Term Loan, 4.50%, Maturing June 19, 2022		600	603,875
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		298	296,571
Term Loan, 4.50%, Maturing July 31, 2021	EUR	968	1,070,403
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		71	71,337
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		402	404,242
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing October 13, 2021		325	324,652
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		2,960	2,837,443
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		3,250	3,260,156
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		1,350	1,362,656

			$41,072,643

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, Maturing July 21, 2022(2)		1,625	$1,600,625

			$1,600,625

Conglomerates — 0.8%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	1,103	$1,730,356
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		2,813	2,644,225

			$4,374,581

Containers and Glass Products — 1.8%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,126	$2,125,665
Term Loan, 3.75%, Maturing January 6, 2021		612	613,280
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		1,492	1,509,758
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		396	395,010
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		371	372,387
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		2,770	2,789,339
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		574	572,750
Verallia
Term Loan, Maturing July 24, 2022(2)	EUR	1,650	1,814,946

			$10,193,135

Cosmetics/Toiletries — 0.9%
Prestige Brands, Inc.
Term Loan, 3.51%, Maturing September 3, 2021		738	$740,073
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,185	1,187,593
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		3,111	3,027,580

			$4,955,246

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Drugs — 2.9%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		366	$366,211
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		570	578,550
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		866	864,471
Term Loan, 4.50%, Maturing March 11, 2021	EUR	297	328,117
Term Loan, 4.50%, Maturing March 11, 2021	EUR	698	771,392
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		395	395,864
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		1,506	1,505,938
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		1,864	1,864,520
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing December 11, 2019		2,561	2,567,147
Term Loan, 3.50%, Maturing August 5, 2020		3,125	3,132,047
Term Loan, 4.00%, Maturing April 1, 2022		3,616	3,637,098

			$16,011,355

Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		3,790	$3,779,797
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		797	801,829

			$4,581,626

Electronics/Electrical — 13.1%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		2,092	$1,793,885
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		814	816,647
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		5,338	5,353,166
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		716	712,358
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		347	348,678
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022		925	929,239
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		1,195	1,120,070
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021		477	477,082
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		5,885	5,890,564
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		300	301,375
Term Loan - Second Lien, 9.50%, Maturing June 17, 2023		400	404,833
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		363	363,221
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		826	829,883
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		1,485	1,485,318
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		750	750,000
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020		1,850	1,857,419
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		4,499	4,526,055

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	590	$592,380
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	550	550,000
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	5,198	5,172,827
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	574	573,562
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	520	521,049
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	1,073	1,074,064
Term Loan, 5.25%, Maturing November 19, 2021	1,965	1,975,883
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,362	1,367,061
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,241	1,244,812
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	580	580,460
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	407	404,468
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	2,187	2,177,892
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	225	222,188
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,195	1,199,809
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	753,750
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,715	5,523,989
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	201	203,100
Sirius Computer Solutions, Inc.
Term Loan, 6.25%, Maturing December 7, 2018	359	363,198
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	3,575	3,487,585
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	565	564,688
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,234	1,237,819
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	343	346,230
Term Loan, 4.00%, Maturing July 8, 2022	2,081	2,100,460
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	2,338	2,349,410
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	2,027	2,022,264
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	865	872,507
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,642	1,649,878
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	762	766,713
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	913	915,245
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,318	1,320,128
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	1,999	2,025,952

		$72,119,164

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 5.5%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		1,987	$1,985,910
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020		1,525	1,540,250
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		1,998	2,004,569
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020		536	532,632
First Data Corporation
Term Loan, 3.69%, Maturing March 24, 2018		4,961	4,955,287
Term Loan, 3.69%, Maturing September 24, 2018		1,875	1,872,851
Term Loan, 3.94%, Maturing June 23, 2022		750	750,469
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		1,189	1,185,591
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		1,330	1,337,776
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022		500	501,875
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		772	768,104
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019		3,235	3,234,573
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		497	496,591
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		437	440,014
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020		415	394,665
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		123	124,047
Term Loan, 6.25%, Maturing September 4, 2018		673	676,653
Term Loan, 6.25%, Maturing September 4, 2018		737	740,559
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		2,359	2,356,176
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		964	964,713
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		269	268,252
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		628	632,358
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		2,398	2,300,257

			$30,064,172

Food Products — 4.8%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		3,616	$3,630,719
American Seafoods Group, LLC
Term Loan, 6.50%, Maturing March 18, 2018		567	553,132
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,265	1,267,663
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 23, 2021	EUR	725	801,394
Term Loan, 4.25%, Maturing July 23, 2021		2,175	2,175,000
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		906	907,307
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021		2,701	2,626,635
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		197	197,616
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		1,292	1,299,342

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
High Liner Foods, Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		839	$840,424
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		862	862,024
Term Loan, 3.75%, Maturing September 18, 2020		1,547	1,548,869
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		5,409	5,397,170
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	1,995	2,202,307
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		1,222	1,226,774
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		1,118	1,118,986

			$26,655,362

Food Service — 3.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021		4,711	$4,727,333
Aramark Services, Inc.
Term Loan, 3.68%, Maturing July 26, 2016		169	168,524
Term Loan, 3.69%, Maturing July 26, 2016		304	303,170
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		266	267,135
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		716	701,619
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,010	1,009,394
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,195	2,205,707
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		1,645	1,633,030
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		404	400,223
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		270	269,837
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		4,876	4,897,337
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		6,769	3,550,439

			$20,133,748

Food/Drug Retailers — 4.4%
Albertsons, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		4,721	$4,738,205
Albertsons, LLC
Term Loan, 5.38%, Maturing March 21, 2019		2,323	2,335,667
Term Loan, 5.00%, Maturing August 25, 2019		3,209	3,223,416
Term Loan, 5.50%, Maturing August 25, 2021		898	902,596
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		5,084	5,042,196
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		1,450	1,467,219
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021		1,500	1,505,391
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		4,754	4,779,632

			$23,994,322

Health Care — 15.8%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022		249	$251,082
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022		325	327,844

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	1,042	$1,046,901
Alere, Inc.
Term Loan, Maturing June 18, 2022(2)	1,725	1,733,860
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,211	1,210,300
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	1,727	1,733,497
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	594	596,135
Ardent Medical Services, Inc.
Term Loan, 7.50%, Maturing July 2, 2018	2,767	2,774,882
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	936	943,916
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	773	775,961
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	1,013	1,008,070
Term Loan, 6.50%, Maturing July 31, 2020	1,688	1,680,117
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	569	568,877
Capella Healthcare, Inc.
Term Loan, 5.25%, Maturing December 31, 2021	771	774,981
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	3,042	3,026,363
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	33	32,958
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	1,152	1,154,791
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	2,596	2,605,080
Term Loan, 4.00%, Maturing January 27, 2021	4,777	4,802,899
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	300	300,187
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing April 21, 2022	250	251,771
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	1,319	1,317,801
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	1,017	1,017,315
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	3,193	3,204,059
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,150	2,158,331
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,982	1,988,763
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	97	97,799
Term Loan, 4.25%, Maturing August 30, 2020	324	324,842
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.19%, Maturing February 27, 2021	4,691	4,711,146
Horizon Pharma Holdings USA, Inc.
Term Loan, 4.50%, Maturing April 22, 2021	1,225	1,231,508
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,605	1,610,562
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	999	986,258

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	2,007	$2,011,108
Term Loan, 7.75%, Maturing May 15, 2018	2,378	2,379,027
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,485	1,494,281
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	4,451	4,477,515
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	1,889	1,850,870
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	345	345,489
Millennium Health, LLC
Term Loan, 5.25%, Maturing April 16, 2021(3)	6,151	2,552,646
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	526	411,791
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	383	299,370
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	518	520,058
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	3,280	3,288,043
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	3,126	3,084,599
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	3,094	3,078,476
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	1,877	1,880,058
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	450	453,656
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	987	991,780
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	1,940	1,945,040
RegionalCare Hospital Partners, Inc.
Term Loan, 5.25%, Maturing April 19, 2019	2,209	2,211,752
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	1,104	1,108,334
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018	1,110	1,112,213
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	700	705,250
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	343	341,499
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	1,144	1,133,523
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	2,104	2,100,202
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	790	791,625

		$86,817,061

Home Furnishings — 0.3%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021	222	$223,299
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,461	1,466,313

		$1,689,612

Industrial Equipment — 4.0%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018	300	$301,414

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		709	$697,171
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		439	440,228
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,004	1,011,290
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		262	263,941
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		3,207	3,101,790
Term Loan, 4.75%, Maturing July 30, 2020	EUR	393	423,412
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		2,754	2,754,347
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		430	430,262
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		1,122	1,128,078
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		1,003	1,008,277
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		682	681,335
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		4,544	4,552,583
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		1,117	1,114,769
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		296	296,435
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		750	754,625
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	1,563	1,708,188
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		270	270,096
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		374	374,539
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	900	973,599

			$22,286,379

Insurance — 5.5%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		1,906	$1,908,216
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		4,711	4,765,255
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		8,301	8,335,713
Term Loan, Maturing July 22, 2022(2)		5,100	5,101,061
Term Loan – Second Lien, 8.50%, Maturing March 3, 2021		2,300	2,317,250
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		466	428,260
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		860	836,739
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		1,000	910,000
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		2,776	2,767,256
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		2,743	2,746,683

			$30,116,433

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Leisure Goods/Activities/Movies — 5.7%
Aufinco Pty. Limited
Term Loan, 4.00%, Maturing May 29, 2020	466	$466,082
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	1,000	995,000
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	3,225	3,235,512
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	878	879,929
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.25%, Maturing July 8, 2022	425	428,506
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing June 24, 2020	2,928	2,946,586
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	944	946,412
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	1,014	1,024,122
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	310	311,584
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	760	759,610
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing June 17, 2022	137	138,000
Term Loan, 5.50%, Maturing June 17, 2022	1,063	1,069,500
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	2,527	2,531,995
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	1,350	1,349,719
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	1,735	1,742,842
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	1,170	1,175,728
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	2,758	2,685,122
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(3)	1,073	187,794
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	1,685	1,682,445
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	1,982	1,989,498
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	1,180	902,485
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,037	1,027,998
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	2,828	2,807,206

		$31,283,675

Lodging and Casinos — 5.3%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	388	$390,154
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	2,705	2,705,831
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	750	759,219
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	444	446,308
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)	978	866,484
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	796	798,732
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020	3,577	3,594,775

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	3,125	$4,896,088
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		138	139,059
Term Loan, 5.50%, Maturing November 21, 2019		321	324,472
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		4,467	4,481,578
La Quinta Intermediate Holdings, LLC
Term Loan, 4.00%, Maturing April 14, 2021		782	784,469
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,438	2,433,183
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		634	635,573
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		491	491,864
RHP Hotel Properties L.P.
Term Loan, 3.50%, Maturing January 15, 2021		668	671,278
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		3,595	3,614,474
Term Loan, 6.00%, Maturing October 1, 2021		846	850,402
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020		368	368,898

			$29,252,841

Nonferrous Metals/Minerals — 2.9%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		2,560	$1,773,094
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		3,547	2,039,773
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		599	601,493
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		2,513	2,292,981
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 7, 2017		300	291,375
Term Loan, 7.50%, Maturing April 16, 2020		1,875	1,562,109
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		992	696,660
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		2,650	2,652,120
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		1,428	1,424,378
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		2,125	2,008,125
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019		500	460,000

			$15,802,108

Oil and Gas — 6.0%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		1,127	$927,316
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020		2,800	2,310,000
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020		1,992	1,957,242
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018		1,609	1,616,364
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021		968	970,510
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019		1,782	1,749,663

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	2,059	$1,699,289
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	395	395,401
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,032	951,605
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	1,700	940,313
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	2,203	1,680,808
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	7,320	7,105,094
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	275	275,832
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021(3)	844	554,683
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,850	535,344
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	4,639	3,488,026
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	520	462,902
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	35	29,759
Term Loan, 4.25%, Maturing December 16, 2020	94	79,796
Term Loan, 4.25%, Maturing December 16, 2020	679	573,627
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	204	178,777
Term Loan, 4.25%, Maturing October 1, 2019	335	292,690
Term Loan, 4.25%, Maturing October 1, 2019	2,524	2,208,845
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	396	380,655
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	260	263,477
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,907	1,722,091

		$33,350,109

Publishing — 3.2%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	1,753	$1,767,596
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,398	3,835,961
Houghton Mifflin Harcourt Publishing Company
Term Loan, 4.00%, Maturing May 31, 2021	350	349,781
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	1,584	1,592,118
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	4,919	4,609,852
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	690	694,058
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	600	601,500
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	370	369,850
Nelson Education Ltd.
Term Loan, 0.00%, Maturing July 7, 2016(3)(4)	431	297,716
Penton Media, Inc.
Term Loan, 5.00%, Maturing October 3, 2019	635	639,402
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	1,672	1,682,766

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020		1,430	$1,436,753

			$17,877,353

Radio and Television — 3.8%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		417	$403,019
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		1,970	1,959,406
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		223	224,708
Clear Channel Communications, Inc.
Term Loan, 6.94%, Maturing January 30, 2019		1,132	1,042,209
Term Loan, 7.69%, Maturing July 30, 2019		364	339,621
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		4,137	3,826,554
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		382	383,579
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		245	245,674
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 15, 2020		690	694,808
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		1,354	1,361,833
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		632	633,878
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		717	718,828
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		842	839,752
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		489	488,996
TWCC Holding Corp.
Term Loan, 5.75%, Maturing February 13, 2020		983	974,199
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		2,375	2,230,522
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		4,738	4,741,334

			$21,108,920

Retailers (Except Food and Drug) — 8.6%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		1,911	$1,829,607
B&M Retail Limited
Term Loan, 3.82%, Maturing May 21, 2019	GBP	350	540,624
Term Loan, 4.32%, Maturing April 28, 2020	GBP	275	427,910
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		2,357	2,366,202
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		4,864	4,855,075
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		621	600,274
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		2,906	2,917,515
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		655	615,918
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,063	1,071,652
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		2,864	2,385,607
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,816	1,798,010
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		913	919,448

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,517	$2,524,478
Term Loan, 4.00%, Maturing January 28, 2020		990	995,225
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		4,225	4,215,228
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		2,318	2,322,411
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		463	464,428
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,158	2,164,392
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		4,738	4,762,086
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		1,711	1,608,263
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		520	517,801
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		2,005	2,031,778
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		494	493,750
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,581	2,584,579
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		791	749,864
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(5)	EUR	589	642,967
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(6)	EUR	910	546,745
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		525	513,721

			$47,465,558

Steel — 1.6%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		9,016	$7,410,611
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		670	666,098
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		387	384,933
Patriot Coal Corporation
Term Loan, 0.00%, Maturing December 15, 2018(3)(4)		1,481	623,310

			$9,084,952

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018		1,755	$1,759,661
Kenan Advantage Group, Inc.
Term Loan, Maturing July 31, 2022(2)		48	48,112
Term Loan, Maturing July 31, 2022(2)		109	109,885
Term Loan, Maturing July 31, 2022(2)		343	344,504
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		1,555	1,469,770

			$3,731,932

Telecommunications — 4.0%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017		400	$400,250
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		7,550	7,485,115
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021		2,170	2,171,370
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022		750	756,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,776	$1,693,554
Term Loan, 4.00%, Maturing April 23, 2019	1,988	1,895,734
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	6,621	6,626,918
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	887	872,068

		$21,901,884

Utilities — 3.9%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,029	$1,021,497
Term Loan, 3.25%, Maturing January 31, 2022	392	389,078
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	802	805,697
Term Loan, 3.50%, Maturing May 27, 2022	3,175	3,168,828
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	950	953,309
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	468	469,564
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	869	875,249
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	1,725	1,733,984
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	109	109,181
Term Loan, 5.00%, Maturing December 19, 2021	2,454	2,468,971
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	1,568	1,551,440
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	1,319	1,298,998
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	2,775	2,809,687
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	14	14,025
Term Loan, 4.25%, Maturing May 6, 2020	261	261,823
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	1,335	1,346,731
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	394	394,739
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	1,800	1,777,500

		$21,450,301

Total Senior Floating-Rate Interests (identified cost $809,090,330)		$785,385,966

Corporate Bonds & Notes — 10.3%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21	70	$74,900
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(7)	75	72,000
Orbital ATK, Inc.
5.25%, 10/1/21	45	46,350
TransDigm, Inc.
7.50%, 7/15/21	10	10,760

Security	Principal Amount* (000’s omitted)	Value
6.00%, 7/15/22	85	$85,372
6.50%, 7/15/24	80	80,800

		$370,182

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,425
FCA US, LLC/CG Co-Issuer, Inc.
8.25%, 6/15/21	200	217,000
General Motors Financial Co., Inc.
4.75%, 8/15/17	70	73,366
3.25%, 5/15/18	10	10,136
Navistar International Corp.
8.25%, 11/1/21	105	99,686
ZF North America Capital, Inc.
4.50%, 4/29/22(7)	150	148,313

		$568,926

Beverage and Tobacco — 0.0%(8)
Constellation Brands, Inc.
6.00%, 5/1/22	105	$116,287
4.25%, 5/1/23	105	105,263

		$221,550

Brokerage/Securities Dealers/Investment Houses — 0.0%(8)
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	55	$57,406

		$57,406

Building and Development — 0.2%
Builders FirstSource, Inc.
10.75%, 8/15/23(7)	35	$36,050
Building Materials Corp. of America
5.375%, 11/15/24(7)	95	95,703
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(7)	50	53,000
HD Supply, Inc.
7.50%, 7/15/20	110	118,250
5.25%, 12/15/21(7)	40	41,350
Hillman Group, Inc. (The)
6.375%, 7/15/22(7)	75	72,000
Interline Brands, Inc.
10.00%, 11/15/18(9)	102	107,814
Nortek, Inc.
8.50%, 4/15/21	40	43,000
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(7)	120	125,100
TRI Pointe Holdings, Inc.
4.375%, 6/15/19	45	44,775
5.875%, 6/15/24	60	59,400
USG Corp.
5.875%, 11/1/21(7)	35	36,838
5.50%, 3/1/25(7)	5	5,031

		$838,311

Business Equipment and Services — 0.1%
Acosta, Inc.
7.75%, 10/1/22(7)	140	$138,600
Audatex North America, Inc.
6.00%, 6/15/21(7)	70	71,750

Security	Principal Amount* (000’s omitted)		Value
FTI Consulting, Inc.
6.00%, 11/15/22		40	$42,350
IMS Health, Inc.
6.00%, 11/1/20(7)		75	77,812
ServiceMaster Co., LLC (The)
7.00%, 8/15/20		26	27,431
7.45%, 8/15/27		45	45,338
United Rentals North America, Inc.
7.625%, 4/15/22		40	43,650
6.125%, 6/15/23		35	36,138

			$483,069

Cable and Satellite Television — 0.9%
AMC Networks, Inc.
7.75%, 7/15/21		45	$48,825
4.75%, 12/15/22		35	35,394
Cable One, Inc.
5.75%, 6/15/22(7)		30	30,750
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		155	157,325
5.75%, 1/15/24		10	10,206
5.375%, 5/1/25(7)		95	93,812
CSC Holdings, LLC
5.25%, 6/1/24		10	9,288
DISH DBS Corp.
6.75%, 6/1/21		185	196,100
5.875%, 7/15/22		35	34,913
5.875%, 11/15/24		25	24,313
IAC/InterActiveCorp
4.875%, 11/30/18		55	57,035
Numericable-SFR SAS
4.875%, 5/15/19(7)		390	396,825
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		1,000	1,022,500
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		833	859,556
6.00%, 4/15/21(7)	GBP	855	1,399,268
5.50%, 1/15/25(7)		550	556,875

			$4,932,985

Chemicals and Plastics — 0.8%
Chemours Co. (The)
6.625%, 5/15/23(7)		20	$17,650
7.00%, 5/15/25(7)		30	26,391
Evolution Escrow Issuer, LLC
7.50%, 3/15/22(7)		20	16,750
Hexion, Inc.
6.625%, 4/15/20		4,450	4,099,562
Platform Specialty Products Corp.
6.50%, 2/1/22(7)		60	62,400
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		130	135,602
Tronox Finance, LLC
6.375%, 8/15/20		150	122,625
Univar USA, Inc.
6.75%, 7/15/23(7)		30	30,225
W.R. Grace & Co.
5.125%, 10/1/21(7)		30	30,375
5.625%, 10/1/24(7)		10	10,238

			$4,551,818

Security	Principal Amount* (000’s omitted)	Value
Commercial Services — 0.0%(8)
CEB, Inc.
5.625%, 6/15/23(7)	15	$15,075
ExamWorks Group, Inc.
5.625%, 4/15/23	35	36,050

		$51,125

Conglomerates — 0.0%(8)
Belden, Inc.
5.50%, 9/1/22(7)	20	$20,050
Spectrum Brands, Inc.
6.375%, 11/15/20	50	53,500
6.625%, 11/15/22	30	32,250
5.75%, 7/15/25(7)	70	72,436
TMS International Corp.
7.625%, 10/15/21(7)	45	43,851

		$222,087

Containers and Glass Products — 0.7%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(7)	15	$14,981
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	3,875	4,020,313

		$4,035,294

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(9)	235	$235,881
Party City Holdings, Inc.
8.875%, 8/1/20	120	129,150

		$365,031

Distribution & Wholesale — 0.0%(8)
American Tire Distributors, Inc.
10.25%, 3/1/22(7)	85	$89,037

		$89,037

Diversified Financial Services — 0.0%(8)
Quicken Loans, Inc.
5.75%, 5/1/25(7)	35	$33,950

		$33,950

Drugs — 0.2%
ConvaTec Finance International SA
8.25%, 1/15/19(7)(9)	200	$198,250
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(7)	200	211,250
7.50%, 7/15/21(7)	50	54,375
5.50%, 3/1/23(7)	30	30,750
5.875%, 5/15/23(7)	160	166,784
6.125%, 4/15/25(7)	160	167,600

		$829,009

Ecological Services and Equipment — 0.0%(8)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	50	$52,500
Clean Harbors, Inc.
5.25%, 8/1/20	50	51,445
5.125%, 6/1/21	25	25,312

Security	Principal Amount* (000’s omitted)		Value
Covanta Holding Corp.
5.875%, 3/1/24		25	$24,750

			$154,007

Electronics/Electrical — 0.1%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(7)		35	$36,225
8.875%, 1/1/20(7)		260	284,700
CommScope Holding Co., Inc.
6.625%, 6/1/20(7)(9)		55	57,406
Freescale Semiconductor, Inc.
6.00%, 1/15/22(7)		55	57,613
Infor US, Inc.
6.50%, 5/15/22(7)		30	30,750
Nuance Communications, Inc.
5.375%, 8/15/20(7)		120	122,400
Zebra Technologies Corp.
7.25%, 10/15/22(7)		100	109,750

			$698,844

Equipment Leasing — 0.3%
International Lease Finance Corp.
8.625%, 9/15/15		1,000	$1,007,500
6.75%, 9/1/16(7)		350	366,406
7.125%, 9/1/18(7)		350	391,563

			$1,765,469

Financial Intermediaries — 0.4%
CIT Group, Inc.
5.50%, 2/15/19(7)		45	$47,700
5.375%, 5/15/20		10	10,594
First Data Corp.
7.375%, 6/15/19(7)		402	420,331
6.75%, 11/1/20(7)		962	1,019,720
11.25%, 1/15/21		42	46,725
10.625%, 6/15/21		42	46,935
11.75%, 8/15/21		56	63,131
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17		45	45,585
6.00%, 8/1/20		40	42,250
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(10)		80	84,850
Navient Corp.
5.50%, 1/15/19		140	137,900
5.00%, 10/26/20		25	23,063
5.875%, 10/25/24		30	26,100

			$2,014,884

Food Products — 0.9%
Dean Foods Co.
6.50%, 3/15/23(7)		45	$46,237
Iceland Bondco PLC
4.834%, 7/15/20(7)(11)	GBP	3,750	4,977,762
Pilgrim’s Pride Corp.
5.75%, 3/15/25(7)		60	61,500
Post Holdings, Inc.
6.75%, 12/1/21(7)		20	20,200
6.00%, 12/15/22(7)		35	34,081
WhiteWave Foods Co. (The)
5.375%, 10/1/22		25	26,313

			$5,166,093

Security	Principal Amount* (000’s omitted)	Value
Food/Drug Retailers — 0.0%(8)
Rite Aid Corp.
6.125%, 4/1/23(7)	115	$119,887

		$119,887

Health Care — 1.0%
Alere, Inc.
7.25%, 7/1/18	10	$10,528
8.625%, 10/1/18	45	46,463
6.50%, 6/15/20	35	36,575
6.375%, 7/1/23(7)	65	67,762
AmSurg Corp.
5.625%, 11/30/20	50	51,750
5.625%, 7/15/22	45	46,454
Capsugel SA
7.00%, 5/15/19(7)(9)	25	25,359
Centene Corp.
4.75%, 5/15/22	20	20,200
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	2,190	2,250,225
7.125%, 7/15/20	120	128,100
6.875%, 2/1/22	110	117,975
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(7)	50	51,500
HCA Holdings, Inc.
6.25%, 2/15/21	85	93,287
HCA, Inc.
6.50%, 2/15/20	15	16,809
4.75%, 5/1/23	1,050	1,080,187
Hologic, Inc.
5.25%, 7/15/22(7)	70	72,625
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	45	47,925
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(7)	30	30,987
5.50%, 4/15/25(7)	30	30,300
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(7)	160	166,000
Opal Acquisition, Inc.
8.875%, 12/15/21(7)	60	60,225
Sterigenics-Nordion Holdings, LLC
6.50%, 5/15/23(7)	45	46,125
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(7)	35	35,700
Teleflex, Inc.
5.25%, 6/15/24	20	20,550
Tenet Healthcare Corp.
6.00%, 10/1/20	55	59,950
4.375%, 10/1/21	600	606,150
8.125%, 4/1/22	105	117,403
6.75%, 6/15/23(7)	55	57,613
VWR Funding, Inc.
7.25%, 9/15/17	90	92,925
WellCare Health Plans, Inc.
5.75%, 11/15/20	120	126,450

		$5,614,102

Holding Company - Diversified — 0.0%(8)
Argos Merger Sub, Inc.
7.125%, 3/15/23(7)	80	$84,800

Security	Principal Amount* (000’s omitted)	Value
HRG Group, Inc.
7.875%, 7/15/19(7)	40	$42,377
7.875%, 7/15/19	70	74,159

		$201,336

Home Furnishings — 0.0%(8)
Tempur Sealy International, Inc.
6.875%, 12/15/20	40	$43,050

		$43,050

Industrial Equipment — 0.0%(8)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(7)	50	$50,000
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)	68	39,654
Manitowoc Co., Inc. (The)
5.875%, 10/15/22	40	43,100
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(7)(9)	55	50,462

		$183,216

Insurance — 0.1%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(7)	55	$58,646
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(7)(9)	45	45,225
Hub International, Ltd.
7.875%, 10/1/21(7)	60	61,425
USI, Inc.
7.75%, 1/15/21(7)	100	101,250
Wayne Merger Sub, LLC
8.25%, 8/1/23(7)(13)	40	40,100

		$306,646

Internet Software & Services — 0.0%(8)
Netflix, Inc.
5.50%, 2/15/22(7)	80	$83,600
5.875%, 2/15/25(7)	115	121,037

		$204,637

Leisure Goods/Activities/Movies — 0.2%
Activision Blizzard, Inc.
6.125%, 9/15/23(7)	35	$37,800
National CineMedia, LLC
6.00%, 4/15/22	790	817,650
NCL Corp., Ltd.
5.00%, 2/15/18	30	30,600
5.25%, 11/15/19(7)	25	26,000
Regal Entertainment Group
5.75%, 3/15/22	30	30,863
Royal Caribbean Cruises
7.25%, 6/15/16	25	26,155
7.25%, 3/15/18	50	55,185
Sabre GLBL, Inc.
5.375%, 4/15/23(7)	25	25,000
Viking Cruises, Ltd.
8.50%, 10/15/22(7)	90	100,462
6.25%, 5/15/25(7)	40	39,900

		$1,189,615

Security	Principal Amount* (000’s omitted)	Value
Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority
11.00%, 12/9/22(7)	224	$169,070
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)	2,100	1,753,500
9.00%, 2/15/20(4)	1,675	1,391,500
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20	75	77,719
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	110	115,087
MGM Resorts International
6.625%, 12/15/21	90	95,512
7.75%, 3/15/22	30	33,413
6.00%, 3/15/23	65	66,300
RHP Hotel Properties, LP/RHP Finance Corp.
5.00%, 4/15/23(7)	30	30,000
Station Casinos, LLC
7.50%, 3/1/21	55	58,988
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(4)(7)	310	165,850

		$3,956,939

Manufacturing — 0.0%(8)
Bombardier, Inc.
5.50%, 9/15/18(7)	15	$14,175
7.50%, 3/15/25(7)	45	37,463

		$51,638

Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(7)	120	$110,400
IAMGOLD Corp.
6.75%, 10/1/20(7)	65	48,100
Imperial Metals Corp.
7.00%, 3/15/19(7)	25	23,875
Kissner Milling Co., Ltd.
7.25%, 6/1/19(7)	90	89,887
New Gold, Inc.
6.25%, 11/15/22(7)	70	62,650
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(7)	10	9,850
7.375%, 2/1/20(7)	45	44,325

		$389,087

Oil and Gas — 0.8%
Antero Resources Corp.
6.00%, 12/1/20	15	$15,263
5.375%, 11/1/21	100	97,750
5.625%, 6/1/23(7)	30	29,025
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(7)	35	35,788
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	60,900
California Resources Corp.
5.50%, 9/15/21	45	37,350
Canbriam Energy, Inc.
9.75%, 11/15/19(7)	25	25,375
Chesapeake Energy Corp.
7.25%, 12/15/18	90	85,725
6.125%, 2/15/21	115	99,762
CITGO Petroleum Corp.
6.25%, 8/15/22(7)	700	689,500

Security	Principal Amount* (000’s omitted)	Value
Concho Resources, Inc.
5.50%, 4/1/23	240	$241,800
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(7)	90	92,362
7.75%, 2/15/23(7)	60	62,475
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	131,300
Denbury Resources, Inc.
5.50%, 5/1/22	20	15,950
Endeavor Energy Resources, LP/EER Finance, Inc.
7.00%, 8/15/21(7)	95	91,675
8.125%, 9/15/23(7)	25	24,986
Energy Transfer Equity, LP
5.875%, 1/15/24	65	66,462
EP Energy, LLC/Everest Acquisition Finance, Inc.
9.375%, 5/1/20	210	218,400
7.75%, 9/1/22	65	65,162
Gulfport Energy Corp.
7.75%, 11/1/20	95	97,850
6.625%, 5/1/23(7)	60	60,300
Halcon Resources Corp.
8.625%, 2/1/20(7)	20	19,175
Laredo Petroleum, Inc.
7.375%, 5/1/22	110	111,925
Matador Resources Co.
6.875%, 4/15/23(7)	40	40,800
MEG Energy Corp.
6.375%, 1/30/23(7)	80	71,600
Memorial Resource Development Corp.
5.875%, 7/1/22	120	113,700
Newfield Exploration Co.
5.625%, 7/1/24	120	118,200
Noble Energy, Inc.
5.625%, 5/1/21	60	63,681
Paramount Resources, Ltd.
6.875%, 6/30/23(7)	25	24,375
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	20	21,200
PBF Logistics, LP/PBF Logistics Finance Corp.
6.875%, 5/15/23(7)	45	45,113
Precision Drilling Corp.
6.50%, 12/15/21	5	4,763
Rosetta Resources, Inc.
5.875%, 6/1/22	85	91,162
RSP Permian, Inc.
6.625%, 10/1/22(7)	80	81,000
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	174,250
5.625%, 4/15/23	100	100,500
5.625%, 3/1/25(7)	100	98,875
Sabine Pass LNG, LP
6.50%, 11/1/20	100	103,000
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	140	144,200
6.75%, 5/1/23(7)	60	58,950
Seventy Seven Energy, Inc.
6.50%, 7/15/22	35	18,725
SM Energy Co.
6.125%, 11/15/22	25	24,750
6.50%, 1/1/23	80	80,600

Security	Principal Amount* (000’s omitted)	Value
Sunoco, LP/Sunoco Finance Corp.
6.375%, 4/1/23(7)	45	$46,463
Tesoro Corp.
5.375%, 10/1/22	90	91,800
Tesoro Logistics, LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19(7)	15	15,600
6.25%, 10/15/22(7)	35	36,750
Triangle USA Petroleum Corp.
6.75%, 7/15/22(7)	35	23,975
Williams Partners, LP/ACMP Finance Corp.
4.875%, 3/15/24	10	9,850

		$4,180,142

Publishing — 0.2%
Laureate Education, Inc.
10.00%, 9/1/19(7)	595	$562,275
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	145	161,312
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(7)	30	30,563
Tribune Media Co.
5.875%, 7/15/22(7)	75	77,115

		$831,265

Radio and Television — 0.4%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$51,563
Series B, 6.50%, 11/15/22	90	94,162
iHeartCommunications, Inc.
9.00%, 12/15/19	953	919,645
11.25%, 3/1/21	45	43,144
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	35	36,006
Sirius XM Radio, Inc.
5.875%, 10/1/20(7)	25	26,313
6.00%, 7/15/24(7)	85	88,825
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	71,400
Univision Communications, Inc.
6.75%, 9/15/22(7)	746	804,747
5.125%, 5/15/23(7)	30	30,225

		$2,166,030

Real Estate Investment Trusts (REITs) — 0.0%(8)
Communications Sales & Leasing, Inc.
8.25%, 10/15/23(7)	10	$9,600
ESH Hospitality, Inc.
5.25%, 5/1/25(7)	30	29,363

		$38,963

Retail — 0.1%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(7)(9)	35	$24,062
Family Tree Escrow, LLC
5.25%, 3/1/20(7)	45	47,700
5.75%, 3/1/23(7)	165	174,900

		$246,662

Retailers (Except Food and Drug) — 0.2%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(7)	65	$65,163
6.00%, 4/1/22(7)	125	129,350

Security	Principal Amount* (000’s omitted)	Value
Hot Topic, Inc.
9.25%, 6/15/21(7)	150	$154,500
Levi Strauss & Co.
6.875%, 5/1/22	65	70,444
Michaels Stores, Inc.
5.875%, 12/15/20(7)	45	47,475
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	140,737
Neiman Marcus Group, Ltd., LLC
8.75%, 10/15/21(7)(9)	40	43,100
Petco Holdings, Inc.
8.50%, 10/15/17(7)(9)	120	123,525
Radio Systems Corp.
8.375%, 11/1/19(7)	60	63,600
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	50	52,375

		$890,269

Road & Rail — 0.0%(8)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(7)	25	$25,313
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)	35	35,525

		$60,838

Software and Services — 0.1%
IHS, Inc.
5.00%, 11/1/22(7)	60	$60,300
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(7)(9)	85	83,831
Italics Merger Sub, Inc.
7.125%, 7/15/23(7)	75	73,875
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23(7)	65	67,438
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(7)	70	47,250

		$332,694

Steel — 0.0%(8)
ArcelorMittal
7.00%, 2/25/22	25	$25,750
JMC Steel Group, Inc.
8.25%, 3/15/18(7)	65	58,013

		$83,763

Surface Transport — 0.1%
Hertz Corp. (The)
6.25%, 10/15/22	65	$66,463
XPO Logistics, Inc.
7.875%, 9/1/19(7)	190	203,775
6.50%, 6/15/22(7)	70	69,037

		$339,275

Technology — 0.0%(8)
Micron Technology, Inc.
5.25%, 8/1/23(7)	50	$48,250
5.625%, 1/15/26(7)	65	62,400

		$110,650

Telecommunications — 0.9%
Avaya, Inc.
9.00%, 4/1/19(7)	45	$46,125
10.50%, 3/1/21(7)	410	335,543

Security	Principal Amount* (000’s omitted)		Value
CenturyLink, Inc.
6.75%, 12/1/23		55	$55,344
CommScope Technologies Finance, LLC
6.00%, 6/15/25(7)		60	59,400
CommScope, Inc.
4.375%, 6/15/20(7)		20	20,175
Equinix, Inc.
5.375%, 1/1/22		20	20,400
Frontier Communications Corp.
6.25%, 9/15/21		45	41,738
7.625%, 4/15/24		30	27,450
6.875%, 1/15/25		45	38,475
Hughes Satellite Systems Corp.
6.50%, 6/15/19		900	991,012
Intelsat Jackson Holdings SA
7.25%, 10/15/20		160	159,400
Intelsat Luxembourg SA
7.75%, 6/1/21		185	147,769
8.125%, 6/1/23		90	72,000
Plantronics, Inc.
5.50%, 5/31/23(7)		55	55,962
SBA Telecommunications, Inc.
5.75%, 7/15/20		145	152,069
Sprint Communications, Inc.
7.00%, 8/15/20		655	631,256
6.00%, 11/15/22		5	4,405
Sprint Corp.
7.25%, 9/15/21		60	57,525
7.875%, 9/15/23		250	240,050
7.625%, 2/15/25		45	41,625
T-Mobile USA, Inc.
6.25%, 4/1/21		40	42,000
6.633%, 4/28/21		50	53,060
6.731%, 4/28/22		20	21,250
6.625%, 4/1/23		55	58,712
6.375%, 3/1/25		55	57,819
Wind Acquisition Finance SA
5.229%, 4/30/19(7)(11)	EUR	500	555,047
6.50%, 4/30/20(7)		475	506,469
3.981%, 7/15/20(7)(11)	EUR	475	522,973
Windstream Corp.
7.75%, 10/1/21		80	68,000
6.375%, 8/1/23		40	31,150

			$5,114,203

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		25	$24,500
Air Medical Merger Sub Corp.
6.375%, 5/15/23(7)		45	42,750
Calpine Corp.
5.375%, 1/15/23		50	49,125
7.875%, 1/15/23(7)		2,339	2,521,734
5.75%, 1/15/25		15	14,681
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
6.75%, 11/1/19(7)		80	83,000
7.375%, 11/1/22(7)		65	67,568
7.625%, 11/1/24(7)		55	57,063

Security	Principal Amount* (000’s omitted)	Value
TerraForm Global Operating, LLC
9.75%, 8/15/22(7)(13)	25	$25,047

		$2,885,468

Total Corporate Bonds & Notes (identified cost $58,866,576)		$56,989,452

Asset-Backed Securities — 6.4%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Series 2015-16A, Class D, 7/15/27(7)(11)(13)	$1,000	$930,506
Apidos CLO XVII, Series 2014-17A, Class B, 3.139%, 4/17/26(7)(11)	450	450,209
Apidos CLO XVII, Series 2014-17A, Class C, 3.589%, 4/17/26(7)(11)	1,000	960,025
Apidos CLO XVII, Series 2014-17A, Class D, 5.039%, 4/17/26(7)(11)	1,000	889,836
Apidos CLO XIX, Series 2014-19A, Class E, 5.739%, 10/17/26(7)(11)	2,100	1,979,163
Apidos CLO XXI, Series 2015-21A, Class D, 5.827%, 7/18/27(7)(11)	1,000	948,102
Ares CLO, Ltd., Series 2014-32A, Class D, 5.974%, 11/15/25(7)(11)	2,000	1,913,556
Ares CLO, Ltd., Series 2015-2A, Class E2, 7/29/26(7)(11)(13)	1,000	917,500
Babson CLO, Ltd., Series 2013-IA, Class C, 2.987%, 4/20/25(7)(11)	450	446,896
Babson CLO, Ltd., Series 2013-IA, Class D, 3.787%, 4/20/25(7)(11)	350	340,788
Babson CLO, Ltd., Series 2013-IA, Class E, 4.687%, 4/20/25(7)(11)	225	202,523
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.389%, 7/15/26(7)(11)	500	500,468
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.389%, 7/15/26(7)(11)	500	451,964
Carlyle Global Market Strategies CLO, Ltd., Series 2014-4A, Class E, 5.374%, 10/15/26(7)(11)	2,000	1,849,265
Cent CLO, LP, Series 2014-22A, Class D, 5.611%, 11/7/26(7)(11)	1,000	930,308
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 5.039%, 7/17/19(7)(11)	750	731,179
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.937%, 4/21/25(7)(11)	2,650	2,590,452
Cumberland Park CLO, Ltd., Series 2015-2A, Class E, 7/20/26(7)(11)(13)	1,600	1,446,291
Dryden Senior Loan Fund, Series 2015-40A, Class E, 6.276%, 8/15/28(7)(11)	1,000	961,864
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 2.974%, 8/15/25(7)(11)	1,500	1,489,168
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.474%, 8/15/25(7)(11)	640	610,522
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.174%, 8/15/25(7)(11)	430	377,053
Golub Capital Partners CLO, Ltd., Series 2015-23A, Class E, 5.75%, 5/5/27(7)(11)	2,000	1,809,171
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.987%, 4/20/25(7)(11)	400	395,502
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.787%, 4/20/25(7)(11)	450	438,123
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.039%, 7/17/25(7)(11)	925	913,072
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.639%, 7/17/25(7)(11)	925	880,960
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.789%, 7/17/25(7)(11)	1,125	999,482
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class E2, 6.786%, 7/15/27(7)(11)	2,000	2,009,039
Palmer Square CLO, Ltd., Series 2015-2A, Class D, 5.744%, 7/20/27(7)(11)	1,200	1,118,027
Race Point CLO, Ltd., Series 2012-7A, Class D, 4.561%, 11/8/24(7)(11)	1,750	1,750,330
Schiller Park CLO, Ltd., Series 2007-1A, Class D, 2.545%, 4/25/21(7)(11)	1,000	986,837
Ziggurat CLO, Ltd., Series 2014-1A, Class E, 5.289%, 10/17/26(7)(11)	2,000	1,743,314

Total Asset-Backed Securities (identified cost $35,182,265)		$34,961,495

Common Stocks — 0.6%

Security	Shares	Value
Aerospace and Defense — 0.0%(8)
IAP Worldwide Services, LLC(3)(12)(14)	55	$60,726

		$60,726

Automotive — 0.1%
Dayco Products, LLC(3)(12)	18,702	$766,782

		$766,782

Building and Development — 0.1%
Panolam Holdings Co.(3)(14)(15)	253	$222,175

		$222,175

Security	Shares	Value
Business Equipment and Services — 0.0%(8)
Education Management Corp.(3)(12)(14)	3,185,850	$86,018

		$86,018

Food Service — 0.0%
Buffets Restaurants Holdings, Inc.(3)(12)(14)	48,239	$0

		$0

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(12)(14)	35,670	$571,433

		$571,433

Publishing — 0.3%
ION Media Networks, Inc.(3)(12)	3,990	$1,436,360
MediaNews Group, Inc.(3)(12)(14)	10,718	334,935

		$1,771,295

Telecommunications — 0.0%(8)
NII Holdings, Inc.	1,488	$21,278

		$21,278

Total Common Stocks (identified cost $1,753,319)		$3,499,707

Convertible Preferred Stocks — 0.0%(8)

Security	Shares	Value
Business Equipment and Services — 0.0%(8)
Education Management Corp., Series A-1, 7.50%(12)(14)	3,545	$97,487

Total Convertible Preferred Stocks (identified cost $250,194)		$97,487

Closed-End Funds — 2.1%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,338,143
Invesco Senior Income Trust	483,234	2,140,727
Nuveen Credit Strategies Income Fund	365,228	3,137,308
Nuveen Floating Rate Income Fund	148,079	1,580,003
Nuveen Floating Rate Income Opportunity Fund	103,281	1,117,500
Voya Prime Rate Trust	396,676	2,138,084

Total Closed-End Funds (identified cost $12,168,732)		$11,451,765

Miscellaneous — 0.0%(8)

Security	Principal Amount/ Shares	Value
Lodging and Casinos — 0.0%(8)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(3)(7)(14)	$99,528	$1,991

		$1,991

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(14)	540,000	$0

		$0

Total Miscellaneous (identified cost $0)		$1,991

Short-Term Investments — 2.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(16)	$15,513	$15,512,690

Total Short-Term Investments (identified cost $15,512,690)		$15,512,690

Total Investments — 164.7% (identified cost $932,824,106)		$907,900,553

Other Assets, Less Liabilities — (40.9)%		$(225,472,598)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (23.8)%		$(131,307,874)

Net Assets Applicable to Common Shares — 100.0%		$551,120,081

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

CAD	-	Canadian Dollar

DIP	-	Debtor In Possession

EUR	-	Euro

GBP	-	British Pound Sterling

PIK	-	Payment in kind

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankrupcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Includes new money preferred shares that trade with the loan.

(6)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $62,409,231 or 11.3% of the Trust’s net assets applicable to common shares.

(8)	Amount is less than 0.05%.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	When-issued security. For a variable rate security, interest rate will be determined after July 31, 2015.

(14)	Non-income producing security.

(15)	Restricted security.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $17,398.

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/31/15	Canadian Dollar 4,375,452	United States Dollar 3,504,792	State Street Bank and Trust Company	$159,867	$—	$159,867
8/31/15	Euro 7,369,947	United States Dollar 8,032,947	Goldman Sachs International	—	(63,791)	(63,791)
8/31/15	Euro 1,641,750	United States Dollar 1,823,349	State Street Bank and Trust Company	19,697	—	19,697
8/31/15	United States Dollar 1,123,652	Euro 1,000,000	State Street Bank and Trust Company	—	(25,036)	(25,036)
9/30/15	British Pound Sterling 7,449,057	United States Dollar 11,718,931	Goldman Sachs International	90,711	—	90,711
9/30/15	Euro 3,963,402	United States Dollar 4,439,843	HSBC Bank USA, N.A.	83,707	—	83,707
9/30/15	Euro 796,000	United States Dollar 887,899	State Street Bank and Trust Company	13,023	—	13,023
9/30/15	Euro 698,250	United States Dollar 772,532	State Street Bank and Trust Company	5,092	—	5,092
10/30/15	British Pound Sterling 3,000,008	United States Dollar 4,683,927	HSBC Bank USA, N.A.	1,697	—	1,697
10/30/15	Euro 5,085,170	United States Dollar 5,612,960	Goldman Sachs International	21,118	—	21,118

				$394,912	$(88,827)	$306,085

At July 31, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At July 31, 2015, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $394,912 and $88,827, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$931,743,002

Gross unrealized appreciation	$8,858,621
Gross unrealized depreciation	(32,701,070)

Net unrealized depreciation	$(23,842,449)

Restricted Securities

At July 31, 2015, the Trust owned the following securities (representing less than 0.05% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	253	$139,024	$222,175

Total Common Stocks			$139,024	$222,175

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests	$—	$780,099,362	$5,286,604	$785,385,966
Corporate Bonds & Notes	—	56,949,798	39,654	56,989,452
Asset-Backed Securities	—	34,961,495	—	34,961,495
Common Stocks	592,711	—	2,906,996	3,499,707
Convertible Preferred Stocks	—	97,487	—	97,487
Closed-End Funds	11,451,765	—	—	11,451,765
Miscellaneous	—	—	1,991	1,991
Short-Term Investments	—	15,512,690	—	15,512,690
Total Investments	$12,044,476	$887,620,832	$8,235,245	$907,900,553
Forward Foreign Currency Exchange Contracts	$—	$394,912	$—	$394,912
Total	$12,044,476	$888,015,744	$8,235,245	$908,295,465

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(88,827)	$—	$(88,827)
Total	$—	$(88,827)	$—	$(88,827)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented.

At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015